Cover Page	Nov. 09, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	WM TECHNOLOGY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39021
Entity Tax Identification Number	98-1605615
Entity Address, Address Line One	41 Discovery
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	844
Local Phone Number	933-3627
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001779474
Amendment Flag	false
Class A Common Stock, $0.0001 par value per share
Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share